Leases - Summary Of Finance Lease Costs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Amortization of leased asset		$ 11,719	$ 14,214
Interest on lease liabilities		577	4,699
Total lease expenses		$ 12,296	$ 18,913